Subsequent Events (Details Narrative)	2 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued		2,000,000	1,416,667
Shares exercised	146,250	50,000		3,910,000
Exercise price | $ / shares			$ 0.24
Proceeds from exercise of warrants | $		$ 11,664	$ 330,460
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares exercised	50,000		670,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	196,250		5,146,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000
Shares exercised	50,000		4,476,667
Exercise price | $ / shares	$ 0.08
Proceeds from exercise of warrants | $	$ 4,000